Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Computation of basic and diluted earnings/(loss) per share
The following table presents the computation of basic and diluted earnings per share of common stock.

($ in millions except per share amounts)
For the year ended December 31:	2024 (1)	2023	2022 (1)
Weighted-average number of shares on which earnings per share calculations are based
Basic	921,767,834	911,210,319	902,664,190
Add—incremental shares under stock-based compensation plans	13,012,755	8,700,951	7,593,455
Add—incremental shares associated with contingently issuable shares	2,380,636	2,162,558	2,011,417
Assuming dilution	937,161,224	922,073,828	912,269,062
Income from continuing operations	$6,015	$7,514	$1,783
Income/(loss) from discontinued operations, net of tax (2)	8	(12)	(143)
Net income on which basic earnings per share is calculated	$6,023	$7,502	$1,639
Income from continuing operations	$6,015	$7,514	$1,783
Net income applicable to contingently issuable shares	—	—	—
Income from continuing operations on which diluted earnings per share is calculated	$6,015	$7,514	$1,783
Income/(loss) from discontinued operations, net of tax, on which diluted earnings per share is calculated	8	(12)	(143)
Net income on which diluted earnings per share is calculated	$6,023	$7,502	$1,639
Earnings/(loss) per share of common stock
Assuming dilution
Continuing operations	$6.42	$8.15	$1.95
Discontinued operations	0.01	(0.01)	(0.16)
Total	$6.43	$8.14	$1.80
Basic
Continuing operations	$6.53	$8.25	$1.97
Discontinued operations	0.01	(0.01)	(0.16)
Total	$6.53	$8.23	$1.82
(1)2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.
(2)Primarily relates to discontinued operations of Kyndryl, separated in 2021.